Short Term Investments (Schedule of Short Term Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short Term Investments [abstract]
Term deposits and similar instruments	$ 29,500	$ 41,100